SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Share capital, shares authorized (in shares)	150,000,000	150,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Value of authorized share capital	$ 1,500	$ 1,500
Share capital, shares issued (in shares)	119,373,064	110,930,873
Value of issued and fully paid share capital	$ 1,194	$ 1,109